SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS AND PROSPECTUS

DWS Enhanced Commodity Strategy Fund

The following information replaces the existing disclosure contained under the “Portfolio Managers” sub-heading of the “MANAGEMENT” section of the fund’s summary prospectus and the summary section of the fund’s prospectus.
Darwei Kung, Managing Director and Head of Investment Strategy Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2010.
Jeff Morton, CFA, Director and Senior Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2022.
Jose Cerda, Assistant Vice President, Portfolio Manager Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2025.
The following information replaces the existing disclosure contained under the “MANAGEMENT” heading in the “FUND DETAILS” section of the fund’s prospectus.
Darwei Kung, Managing Director and Head of Investment Strategy Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2010.
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Joined DWS in 2006; previously worked as a Director, Engineering and Business Development at Calpoint LLC from 2001-2004.
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Head of Investment Strategy Liquid Real Assets: New York.
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BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.
Jeff Morton, CFA, Director and Senior Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2022.
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Joined DWS in 2011 with 13 years of industry experience. Prior to joining, he served as a Portfolio Manager at Fischer Francis Trees and Watts. Previously, he worked as a Vice President at Credit Suisse and at Blackrock.
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Fixed Income Portfolio Manager: New York.
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BS in Major Industrial Management and Economics, Carnegie Mellon University.
Jose Cerda, Assistant Vice President, Portfolio Manager Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2025.
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Joined DWS in 2022 with 4 years of industry experience. Prior to his current role, he worked as a Quant Research/Quant Trader Intern at DV Trading, LLC. Previously, he worked as an Economic Analyst at CorpResearch (CorpGroup).
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Portfolio Analyst for Liquid Real Assets, Alternatives: Chicago.
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BS in Business Administration, Economics, Pontificia Universidad Catolica de Chile, MA in Social Sciences (Economics) and MSc in Financial Mathematics, The University of Chicago.
Please Retain This Supplement for Future Reference
November 4, 2025
PROSTKR25-41